Segment Information and Sales to Significant Customers - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,166,504	$ 1,160,290	$ 1,145,271	$ 1,104,632	$ 1,087,309	$ 1,066,254	$ 1,048,734	$ 1,086,343	$ 4,576,697	$ 4,288,640	$ 4,169,039
North America (mainly United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									3,100,038	2,791,472	2,720,911
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									582,192	622,780	613,751
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 894,467	$ 874,388	$ 834,377